Current and Long-Term Debt - Schedule of minimum threshold for the aggregate fair market value of vessels as a percentage (Details)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings, Financial Covenants, Period One [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels					165.00%
Borrowings, Financial Covenants, Period One [Member] | Vessels [member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				165.00%
Borrowings, Financial Covenants, Period One [Member] | Vessels [member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				155.00%
Borrowings, Financial Covenants, Period One [Member] | Vessels [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				160.00%
Borrowings, Financial Covenants, Period Two [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				160.00%
Borrowings, Financial Covenants, Period Two [Member] | Vessels [member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				160.00%
Borrowings, Financial Covenants, Period Two [Member] | Vessels [member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				150.00%
Borrowings, Financial Covenants, Period Two [Member] | Vessels [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				155.00%
Borrowings, Financial Covenants, Period Three [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels			155.00%
Borrowings, Financial Covenants, Period Three [Member] | Vessels [member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				155.00%
Borrowings, Financial Covenants, Period Three [Member] | Vessels [member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				145.00%
Borrowings, Financial Covenants, Period Three [Member] | Vessels [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				150.00%
Borrowings, Financial Covenants, Period Four [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		150.00%
Borrowings, Financial Covenants, Period Four [Member] | Vessels [member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				150.00%
Borrowings, Financial Covenants, Period Four [Member] | Vessels [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				145.00%
Borrowings, Financial Covenants, Period Five [Member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	145.00%
Borrowings, Financial Covenants, Period Five [Member] | Vessels [member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				145.00%